CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 75,358	$ 23,745
Term deposit	5,802	79,958
Restricted cash	2,267	1,360
Accounts receivable	695	259
Inventories, net	9,845	7,081
Prepaid expenses and other current assets	5,189	8,890
Total current assets	99,156	121,293
Property and equipment, net	3,664	3,002
Intangible assets, net	249	266
Goodwill	690	690
Long-term deposit	708	640
TOTAL ASSETS	104,467	125,891
Current Liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $36 and $23 as of December 31, 2013 and December 31,2014,respectively)	25,236	18,677
Advance from customers (including advance from customers of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $4 and nil as of December 31, 2013 and December 31, 2014, respectively)	10,979	10,263
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $1,449 and $2,251 as of December 31, 2013 and December 31, 2014,respectively)	25,069	15,560
Total current liabilities	61,284	44,500
TOTAL LIABILITIES	61,284	44,500
EQUITY
Ordinary shares ($0.000067 par value; 707,825,710 shares authorized; 99,194,991 and 100,354,801 shares issued as of December 31, 2013 and December 31, 2014, respectively; 99,194,991 and 96,617,349 shares outstanding as of December 31, 2013 and December 31, 2014 respectively)	7	7
Additional paid-in capital	155,872	153,124
Accumulated deficit	(101,608)	(71,621)
Accumulated other comprehensive loss	(131)	(119)
Treasury shares, at cost (nil and 3,737,452 shares as of December 31, 2013 and December 31, 2014, respectively)	(10,957)
TOTAL EQUITY	43,183	81,391
TOTAL LIABILITIES AND EQUITY	$ 104,467	$ 125,891